INVESTMENT IN AN ASSOCIATE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INVESTMENT IN ASSOCIATE

The Group’s investment in the associate is summarized below:

	2024	2025
	S$	S$
Beginning of financial year	195,073	220,950
Share of post-acquisition profit/(losses)	13,765	(6,391)
Disposal	-	(223,204)
Currency realignment	12,112	8,645
End of financial year	220,950	-

SCHEDULE OF KEY ASSUMPTIONS OF INVESTMENT IN ASSOCIATE

Key assumptions used to determine the value in use of the investment in associate are as follows:

2024
%
Revenue growth rate	7.53
Discount rate	13.90

Name of entity	Principal activities	Country of business / incorporation	Group’s effective equity interest held
			2024	2025
			%	%
Landmark Medical Centre Sdn Bhd	Operations of private specialist hospital	Malaysia	20	Nil

SCHEDULE OF FINANCIAL INFORMATION INVESTMENT IN ASSOCIATE

The following table illustrates the summarized financial information of the Group’s material associate (and not the Group’s share of those amounts), adjusted for difference in accounting policies between the Group and the associate, if any.

2024
S$

Current assets	558,877
Non-current assets (including fair value of hospital license)	798,401
Current liabilities	(75,061)
Non-current liabilities	(177,468)
Adjusted net assets of the associate	1,104,749

Revenue	810,223
Profit for the year	68,827

SCHEDULE OF RECONCILIATION OF FINANCIAL INFORMATION IN INVESTMENT

Reconciliation of the summarized financial information presented to the carrying amount of the Group’s investment in the associate is as follows:

2024
S$
Adjusted net assets	1,104,749

Group’s equity interest	20%
Group share of net assets	220,950
Carrying value	220,950